Annual Total Returns- Invesco STIC Prime Portfolio (Private Investment) [BarChart] - Private Investment - Invesco STIC Prime Portfolio - Private Investment Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.07%	0.05%	0.07%	0.11%	0.20%	0.63%	1.58%	1.86%